Right-of-use Assets and Operating Lease Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of Lease Cost
Period Ended March 31, 2020
Lease cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$175,000

Other information
Cash paid for amounts included in the measurement of lease liabilities	$—
Weighted average remaining lease term – operating leases (in years)	5.11
Average discount rate – operating leases	4.0%

Year Ended December 31, 2019
Lease cost
Operating lease cost (included in general and administration in the Company’s statement of operations)	$366,000

Other information
Cash paid for amounts included in the measurement of lease liabilities	$—
Weighted average remaining lease term – operating leases (in years)	5.25
Average discount rate – operating leases	4.0%

Schedule of Operating Leases
March 31, 2020
Operating leases
Right-of-use assets, net of amortization of $484,000	$3,140,000

Short-term operating lease liabilities	$505,000
Long-term operating lease liabilities	3,432,000
Total operating lease liabilities	$3,937,000

December 31, 2019
Operating leases
Right-of-use assets, net of amortization of $349,000	$3,275,000

Short-term operating lease liabilities	$391,000
Long-term operating lease liabilities	3,591,000
Total operating lease liabilities	$3,982,000

Schedule of Present Value of Lease Liabilities
Year ending	Operating Leases
2020	597,000
2021	776,000
2022	751,000
2023	773,000
2024 and thereafter	1,661,000
Total lease payments	4,558,000
Less: Imputed interest/present value discount	(576,000)
Present value of lease liabilities	$3,982,000